Schedule of revenue recognized from service provided and the performance obligations (Details)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 SGD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-12-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations, Years	0 years		0 years
Remaining performance obligations	$ 456,663		$ 602,475
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-12-31 | Third Party Licenses [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	365,912	[1]	482,748	[1]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-12-31 | Subscription of No Code Platform And Mobile Application [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	40,309	[2]	53,180	[2]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-12-31 | Services And License Support [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 50,442	[3]	$ 66,547	[3]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations, Years	1 year		1 year
Remaining performance obligations	$ 452,601		$ 597,116
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Third Party Licenses [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	365,912	[1]	482,748	[1]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Subscription of No Code Platform And Mobile Application [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	40,309	[2]	53,180	[2]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Services And License Support [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 46,380	[3]	$ 61,188	[3]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining Performance Obligations, Years	1 year		1 year
Remaining performance obligations	$ 4,062		$ 5,359
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Third Party Licenses [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations		[1]		[1]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Subscription of No Code Platform And Mobile Application [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations		[2]		[2]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Services And License Support [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 4,062	[3]	$ 5,359	[3]

[1]	Advances from customers but packaged subscription, license, software or hardware for solution have not delivered to customer yet as of December 31, 2023.
[2]	The remaining subscription period of No-Code platform and mobile application sold as of December 31, 2023.
[3]	The remaining performance obligations for professional services or support pursuant to services or support contracts has yet been rendered pursuant to the ongoing projects.